Debt - Schedule of long-term debt (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt
Long-term debt, current portion	¥ 2,867	$ 395	¥ 2,733
Long-term debt, non-current portion	6,147	846	7,533
Total	¥ 9,014	$ 1,241	¥ 10,266
Minimum
Debt
Long-term debt, annual interest rates	5.55%	5.55%	5.55%
Long-term debt, term	3 years	3 years	3 years
Maximum
Debt
Long-term debt, annual interest rates	10.46%	10.46%	10.46%
Long-term debt, term	4 years 6 months	4 years 6 months	4 years 6 months